Cash and stock-based compensation plans (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate Maximum		1.34%
Stock Purchase Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per option	$ 0	$ 3.01	$ 2.92
Weighted average expected term, in years	0 years	5 years 6 months	5 years 6 months
Expected volatility	0.00%	33.35%	30.00%
Risk-free rate	0.00%		2.52%
Risk-free rate Minimum		0.18%
Expected dividend	0.00%	5.30%	4.50%